Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	December 31, 2025	December 31, 2024
Intangible assets	$290,000	$290,000
Less: accumulated amortization	(63,750)	(27,500)
Total intangible assets, net	$226,250	$262,500

Management assessed whether events or changes in circumstances, including store closures and changes in business operations, indicated that the carrying amount of the intangible assets may not be recoverable. As the software systems are utilized across the Company’s operations and are not dependent on individual store performance, management concluded that such events did not represent impairment indicators. Accordingly, no impairment loss was recognized for the year ended December 31, 2025.

Amortization expenses were $36,250, $27,500 and $nil for the years ended December 31, 2025, 2024 and 2023, respectively.

Amortization of intangible assets attributable to future periods as of December 31, 2025 is as follows:

Twelve months ended December 31:
2026	$36,250
2027	36,250
2028	36,250
2029	36,250
2030	36,250
Thereafter	45,000
Total	$226,250